UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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

Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GREAT EASTN SHIPPING LTD                                                                    Agenda Number:  701994433
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2857Q154
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  INE017A01032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       for the YE on that date together with the Auditors'
       and the Directors' report thereon

2.     Re-appoint Mr. Cyrus Guzder as a Director, who            Mgmt          For                            For
       retires by rotation

3.     Re-appoint Mr. Berjis Desai as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

S.5    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions, if any,
       of the Companies Act, 1956 the consent of the
       Company be and is hereby accorded to Ms. Nirja
       Sheth, relative of a Director of the Company,
       to hold and continue to hold, with effect from
       06 OCT 2008, an office or place of profit in
       Greatship [India] Limited, a wholly owned subsidiary
       of the Company, as its officer/employee carrying
       a total remuneration not exceeding INR 50,000
       per month; authorize the Board of Directors
       of the Company to do all such acts, matters,
       deeds and things in order to give effect to
       the above resolution




--------------------------------------------------------------------------------------------------------------------------
 ICICI BANK LTD, VADODARA                                                                    Agenda Number:  701985674
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR 2009 and the balance
       sheet as at that date together with the reports
       of the Directors and the Auditors

2.     Declare a dividend on preference shares                   Mgmt          For                            For

3.     Declare a dividend on equity shares                       Mgmt          For                            For

4.     Re-appoint Mr. Anupam Puri as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. M. K. Sharma as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. P. M. Sinha as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-appoint Mr. V. Prem Watsa as a Director,               Mgmt          For                            For
       who retires by rotation

8.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act, 1956 and the Banking
       Regulation Act, 1949, BSR & Co., Chartered
       Accountants as the Statutory Auditors of the
       Company, until the conclusion of the next AGM
       of the Company, on a remuneration [including
       terms of payment] to be fixed by the Board
       of Directors of the Company, based on the remuneration
       of the Audit Committee, plus service tax and
       such other tax[es], as may be applicable, and
       reimbursement of all out-of-pocket expenses
       in connection with the audit of the accounts
       of the Company for the year ending 31 MAR 2010

9.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 228 and
       other applicable provisions, if any, of the
       Companies Act, 1956 and the Banking Regulation
       Act, 1949, to appoint Branch Auditors in consultation
       with the Statutory Auditors, to audit the accounts
       in respect of the Company's branches/offices
       in India and abroad and to fix their terms
       and conditions of appointment and remuneration,
       based on the recommendation of the Audit Committee,
       plus service tax and such other tax[es], as
       may be applicable, and reimbursement of all
       out-of-pocket expenses in connection with the
       audit of the accounts of the Branches/Offices
       in India and abroad for the year ending 31
       MAR 2010

10.    Appoint Mr. M.S. Ramachandran as a Director               Mgmt          For                            For
       of the Company, in respect of whom the Company
       has received notices in writing along with
       a deposit of INR 500 for each notice, from
       some of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956

11.    Appoint Mr. K. Ramkumar as a Director of the              Mgmt          For                            For
       Company, in respect of whom the Company has
       received notices in writing along with a deposit
       of INR 500 for each notice, from some of its
       Members proposing him as a candidate for the
       office of Director under the provisions of
       Section 257 of the Companies Act, 1956

12.    Appoint Mr. K. Ramkumar as a Whole time Director          Mgmt          For                            For
       of the Company, subject to the applicable provisions
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of Association of the Company, effective 01
       FEB 2009 up to 31 JAN 2014 on payment of the
       remuneration as specified; authorize the Board
       or any Committee thereof to decide the remuneration
       [salary, perquisites and bonus] payable to
       Mr. K. Ramkumar and his designation during
       his tenure as a Whole time Director of the
       Company, within the terms mentioned as specified,
       subject to the approval of Reserve Bank of
       India where applicable, from time to time;
       that in the event of absence or inadequacy
       of net profit in any FY, the remuneration payable
       to Mr. K. Ramkumar shall be Governed by Section
       II of Part II of Schedule XIII of the Companies
       Act, 1956, or any modification(s) thereto;
       that Mr. K. Ramkumar shall not be subject to
       retirement by rotation during his tenure as
       a Whole time Director, however, in order to
       comply with the provisions of the Articles
       of Association of the Company and the Companies
       Act, 1956, he shall be liable to retire by
       rotation, if, at any time, the number of non-rotational
       Directors exceed one-third of the total number
       of Directors, shall hold his office of Whole
       time Director and the retirement by rotation
       and re-appointment shall not be deemed to constitute
       a break in his appointment as Whole time Director

13.    Appoint Mr. N. S. Kannan as a Director of the             Mgmt          For                            For
       Company, in respect of whom the Company has
       received notices in writing along with a deposit
       of INR 500 for each notice, from some of its
       Members proposing him as a candidate for the
       office of Director under the provisions of
       Section 257 of the Companies Act, 1956

14.    Appoint Mr. N. S. Kannan as a Whole time Director         Mgmt          For                            For
       of the Company, subject to the applicable provisions
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of Association of the Company, effective 01
       MAY 2009 up to 30 APR 2014 on payment of the
       remuneration as specified; authorize the Board
       or any Committee thereof to decide the remuneration
       [salary, perquisites and bonus] payable to
       Mr. N. S. Kannan and his designation during
       his tenure as a Whole time Director of the
       Company, within the terms mentioned as specified,
       subject to the approval of Reserve Bank of
       India where applicable, from time to time;
       that in the event of absence or inadequacy
       of net profit in any FY, the remuneration payable
       to Mr. N. S. Kannan shall be Governed by Section
       II of Part II of Schedule XIII of the Companies
       Act, 1956, or any modification(s) thereto;
       that Mr. N. S. Kannan shall not be subject
       to retirement by rotation during his tenure
       as a Whole time Director, however, in order
       to comply with the provisions of the Articles
       of Association of the Company and the Companies
       Act, 1956, he shall be liable to retire by
       rotation, if, at any time, the number of non-rotational
       Directors exceed one-third of the total number
       of Directors, shall hold his office of Whole
       time Director and the retirement by rotation
       and re-appointment shall not be deemed to constitute
       a break in his appointment as Whole time Director

15.    Appoint Mr. Sandeep Bakhshi as a Director of              Mgmt          For                            For
       the Company, in respect of whom the Company
       has received notices in writing along with
       a deposit of INR 500 for each notice, from
       some of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956

16.    Appoint Mr. Sandeep Bakhshi as a Whole time               Mgmt          For                            For
       Director of the Company, subject to the applicable
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the provisions
       of the Articles of Association of the Company,
       effective 01 MAY 2009 up to 30 APR 2014 on
       payment of the remuneration as specified; authorize
       the Board or any Committee thereof to decide
       the remuneration [salary, perquisites and bonus]
       payable to Mr. Sandeep Bakhshi and his designation
       during his tenure as a Whole time Director
       of the Company, within the terms mentioned
       as specified, subject to the approval of Reserve
       Bank of India where applicable, from time to
       time; that in the event of absence or inadequacy
       of net profit in any FY, the remuneration payable
       to Mr. Sandeep Bakhshi shall be Governed by
       Section II of Part II of Schedule XIII of the
       Companies Act, 1956, or any modification(s)
       thereto; that Mr. Sandeep Bakhshi shall not
       be subject to retirement by rotation during
       his tenure as a Whole time Director however,
       in order to comply with the provisions of the
       Articles of Association of the Company and
       the Companies Act, 1956, he shall be liable
       to retire by rotation, if, at any time, the
       number of non-rotational Directors exceed one-third
       of the total number of Directors, shall hold
       his office of Whole time Director and the retirement
       by rotation and re-appointment shall not be
       deemed to constitute a break in his appointment
       as Whole time Director




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  702002015
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2009
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited profit and loss           Mgmt          For                            For
       account for the YE 31 MAR 2009 and the balance
       sheet as at that date together with the report
       of the Board of Directors and the Auditors
       thereon

2.     Approve the payment of interim dividends on               Mgmt          For                            For
       the equity shares for the year 2008-2009 and
       declare a final dividend for the year 2007-2008
       on equity shares

3.     Declare a dividend for the year 2008-2009 on              Mgmt          For                            For
       Redeemable Preference Shares

4.     Re-appoint Professor Clayton M. Christensen               Mgmt          For                            For
       as a Director, who retires by rotation

5.     Re-appoint Mr. Aman Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. Naresh Chandra as a Director,              Mgmt          For                            For
       liable to retire by rotation

7.     Appoint the Auditors and fix their remuneration           Mgmt          For                            For

8.     Approve, in partial modification of Resolution            Mgmt          For                            For
       Nos. 8 and 7, passed at the AGM of the Company
       held on 19 JUL 20085 and 29 JUN 2006 respectively
       for the appointment and remuneration of Mr.
       S. Ramadorai, Chief Executive Officer and Managing
       Director of the Company, and in accordance
       with the provisions of Section 198, 269, 309,
       310 and other applicable provisions, if any
       of the Companies Act, 1956 [Act], read with
       Schedule XIII to the ACT, the Company of the
       revision in the maximum amount of salary payable
       to Mr. S. Rammadorai [including the remuneration
       to be paid in the event of loss or inadequacy
       of profits in any FY during the tenure of his
       appointment], with authority to the Board of
       Directors or a Committee thereof to fix his
       salary within such maximum amount, increasing
       thereby, proportionately, all benefits related
       to the quantum of salary, with effect from
       01 APR 2009 for the remainder of the tenure
       of his contract upto 08 AUG 2009 as specified
       to the notice convening this AGM; that pursuant
       to the provisions of Sections 198, 269, 309,
       311 and other applicable provisions, if any,
       of the Act, read with Schedule XIII of the
       Act, the Company of the re-appointment and
       terms of remuneration of Mr. S. Ramadorai,
       Chief Executive Officers and Managing Director
       as specified [including the remuneration to
       be paid in the event of loss or inadequacy
       of profits in any FY during the tenure of his
       appointment], with liberty to the Directors
       to alter and vary the terms and conditions
       of the said re-appointment in such manner as
       may be agreed to between the Directors and
       Mr. S. Ramadorai; and authorize the Board to
       take all such steps as may be necessary, proper
       and expedient to give effect to this resolution

S.9    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       309 and other applicable provisions, if any,
       of the Companies Act, 1956 [Act] a sum not
       exceeding 1% per annum of the net profits of
       the Company calculated in accordance with the
       provisions of Section 198, 349, and 350 of
       the Act, be paid to and distributed amongst
       the Directors of the Company or some or any
       of them [other than the Managing Director and
       the Whole-time Directors] in such amounts or
       proportions and in such manner and in all respects
       as  may be directed by the Board of Directors
       and such payments shall be made in respect
       of the profits of the Company for each year
       for the period of 5 years commencing 01 APR
       2009

10.    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 228 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act], to
       appoint as Branch Auditors of any branch office
       of the Company, whether existing or which may
       be opened/acquired hereafter, in India or abroad,
       in consultation with the Company's Auditors,
       any person(s) qualified to act as Branch Auditor
       within the provisions of Section 228 of the
       Act and to fix their remuneration



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/25/2009